Condensed Consolidated Interim Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 81	$ 153	$ 95
Other current assets	99	269	228
Total current assets	180	422	323
Total assets	180	422	323
Current liabilities:
Other accounts payable and accrued expenses	76	272
Payable to related party	1	22	9
Loan			357
Total current liabilities	77	294	366
Stockholders’ equity (deficit):
Common stock	133	130	95
Additional paid-in capital	2,823	2,665	905
Accumulated deficit	(2,853)	(2,667)	(1,043)
Total stockholders’ equity	103	128	(43)
Total liabilities and stockholders’ equity	$ 180	$ 422	$ 323